Accounts and Notes Receivable (Details 8) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Retail [Member]
Investment in impaired receivables
Recorded Investment, Total	$ 69	$ 103
Unpaid Principal Balance, Total	64	98
Related Allowance	42	70
Retail [Member] | North America [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment	6	7
With an allowance recorded, Recorded Investment	43	66
With no related allowance recorded, Unpaid Principal Balance	6	7
With an allowance recorded, Unpaid Principal Balance	38	61
Related Allowance	28	43
Retail [Member] | EAME & CIS [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment
With an allowance recorded, Recorded Investment	16	23
With no related allowance recorded, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance	16	23
Related Allowance	11	21
Retail [Member] | Latin America [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment
With an allowance recorded, Recorded Investment
With no related allowance recorded, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance
Related Allowance
Retail [Member] | APAC [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment
With an allowance recorded, Recorded Investment	4	7
With no related allowance recorded, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance	4	7
Related Allowance	3	6
Wholesale [Member]
Investment in impaired receivables
Recorded Investment, Total	828	735
Unpaid Principal Balance, Total	822	729
Related Allowance	114	76
Wholesale [Member] | North America [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment
With an allowance recorded, Recorded Investment	64	60
With no related allowance recorded, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance	63	58
Related Allowance	12	13
Wholesale [Member] | EAME & CIS [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment	157	87
With an allowance recorded, Recorded Investment	455	491
With no related allowance recorded, Unpaid Principal Balance	157	87
With an allowance recorded, Unpaid Principal Balance	455	491
Related Allowance	52	37
Wholesale [Member] | Latin America [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment
With an allowance recorded, Recorded Investment	98	73
With no related allowance recorded, Unpaid Principal Balance
With an allowance recorded, Unpaid Principal Balance	94	71
Related Allowance	20	14
Wholesale [Member] | APAC [Member]
Investment in impaired receivables
With no related allowance recorded, Recorded Investment	6	4
With an allowance recorded, Recorded Investment	48	20
With no related allowance recorded, Unpaid Principal Balance	6	4
With an allowance recorded, Unpaid Principal Balance	47	18
Related Allowance	$ 30	$ 12